Issued share capital, share premium account and share options (Details) - EUR (€) € / shares in Units, € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Oct. 31, 2015	Sep. 30, 2015
Disclosure of classes of share capital [line items]
Authorised capital	€ 10.7	€ 10.7	€ 10.7
Issued capital	6.8	7.0	7.3
Ordinary shares
Disclosure of classes of share capital [line items]
Authorised capital	€ 9.3	€ 9.3	€ 9.3
Number of shares authorised	1,550,000,000	1,550,000,000	1,550,000,000
Par value			€ 0.00635
Issue of ordinary equity shares		1,133,395,322	1,171,142,985	1,217,870,999	1,319,320,802	1,353,149,541
Issued capital	€ 6.8	€ 7.0	€ 7.3
Authorised/Share Capital reorganisation, ordinary shares
Disclosure of classes of share capital [line items]
Par value	€ 0.00600	€ 0.00600	€ 0.00600
Allotted, called-up and fully paid, ordinary shares
Disclosure of classes of share capital [line items]
Par value	€ 0.00600	€ 0.00600	€ 0.00600
Class B share
Disclosure of classes of share capital [line items]
Authorised capital	€ 0.7	€ 0.7	€ 0.7
Number of shares authorised	1,368,000,000	1,368,000,000	1,368,000,000
Par value	€ 0.00050	€ 0.00050	€ 0.00050
Issue of ordinary equity shares			0
Deferred share
Disclosure of classes of share capital [line items]
Authorised capital	€ 0.7	€ 0.7	€ 0.7
Number of shares authorised	1,368,000,000	1,368,000,000	1,368,000,000
Par value	€ 0.00050	€ 0.00050	€ 0.00050
Issue of ordinary equity shares			0			663,060,175